Schedule I — Parent Only Financial Information	6 Months Ended
Sep. 30, 2025
Schedule I — Parent Only Financial Information [Abstarct]
SCHEDULE I — PARENT ONLY FINANCIAL INFORMATION

SCHEDULE I — PARENT ONLY FINANCIAL INFORMATION

The following presents unaudited interim condensed parent company only financial information of Grande Group.

Interim condensed consolidated balance sheets
As of September 30, 2025 (unaudited) and March 31, 2025 (audited)
(Stated in US Dollars)

	September 30, 2025	March 31, 2025
ASSETS
Current assets
Cash	$9,246,488	$6,423
Investment in equity security	179,334	—
Due from a subsidiary	—	255,846
Total current asset	9,425,822	262,269

Non-current asset
Investment in subsidiaries	1,865,392	1,538,469
Total non-current asset	1,865,392	1,538,469
TOTAL ASSETS	$11,291,214	$1,800,738

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	$78,978	$—
Due to a subsidiary	345,824	—
Due to a related party	1,800,625	1,800,625
TOTAL CURRENT LIABILITIES	2,225,427	1,800,625

Commitment and contingencies

Shareholders’ equity
Class A Ordinary Shares, par value $0.00001 per share, 4,950,000,000 shares authorized; 19,906,250 and 17,750,000 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively*	199	178
Class B Ordinary Shares, par value $0.00001 per share, 50,000,000 shares authorized; 5,000,000 and 5,000,000 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively*	50	50
Subscription receivables	(128)	(128)
Additional paid-in capital	9,500,565	—
(Accumulated losses) Retained earnings	(434,899)	13
TOTAL SHAREHOLDERS’ EQUITY	9,065,787	113

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$11,291,214	$1,800,738
*	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation.

Unaudited interim condensed consolidated statements of operations
For the six months ended September 30, 2025 and 2024
(Stated in US Dollars)

	2025	2024
Expenses
General and administrative expenses	$146,328	$—
Total operating expenses	146,328	—

Other (expense) income
Interest income	82,082	—
Unrealized loss on equity security	(370,666)	—
Total other expense, net	(288,584)	—

Loss before tax	(434,912)	—
Provision for income tax	—	—
Net loss	$(434,912)	$—

Unaudited interim condensed consolidated statements of cash flows
For the six months ended September 30, 2025 and 2024
(Stated in US Dollars)

	2025	2024
Cash flows from operating activities:
Net loss	$(434,912)	$—
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss on equity security	370,666	—
Change in operating liability:
Accrued expenses and other current liabilities	28,548	—
Net cash used in operating activities	(35,698)	—

Cash flow from investing activities:
Subscription of new shares of a subsidiary	(326,923)	—
Investment in equity security	(550,000)	—
Net cash used in financing activities	(876,923)	—

Cash flow from financing activities:
Advance from a subsidiary	601,670	—
Net proceeds from IPO	9,778,479	—
Payments of offering costs related to IPO	(227,463)	—
Net cash provided by financing activities	10,152,686	—

Net increase in cash	9,240,065	—
Cash at beginning of the period	6,423	—
Cash at end of the period	$9,246,488	$—

Supplementary cash flows information:
Listing fee paid	$227,463	$—
Non-cash investing and financing activities:
Recognition of deferred initial public offering costs recorded in accrued expenses and other liabilities	$50,430	$—
(i)	Basis of presentation

The Company was incorporated in the BVI on August 6, 2020 as an investment holding company.

The unaudited interim condensed parent company financial information of the Company has been prepared using the same accounting policies as set out in the accompanying unaudited interim condensed consolidated financial statements.

(ii)	Restricted Net Assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiary of Grande Group exceed 25% of the consolidated net assets of Grande Group. A significant portion of the Company’s operations and revenue are conducted and generated by the Company’s wholly-owned subsidiary, Grande Capital, which is licensed by the Securities and Futures Commission of Hong Kong. The ability of this operating subsidiary to pay dividends to the Company may be restricted because this Securities and Futures Commission of Hong Kong licensed operating subsidiary is subject to the minimum paid-up capital and liquid capital requirements imposed by the Hong Kong Securities and Futures Ordinance to maintain its business license and due to the availability of cash balances of this operating subsidiary.

As of September 30, 2025 and March 31, 2025, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.